Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Collateral received on swaps	£ 638	£ 525	£ 702